Earnings Per Share - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Earnings Per Share [Line Items]
Effective income tax rate		47.00%	47.00%	20.00%	43.00%
Income tax expense (benefit)	$ (93)	$ 563	$ (137)	$ (14)	$ 35
Minimum [Member]
Earnings Per Share [Line Items]
Income tax expense (benefit)			(100)
Maximum [Member]
Earnings Per Share [Line Items]
Income tax expense (benefit)				$ (100)	$ 100
Restricted Stock [Member]
Earnings Per Share [Line Items]
Conversion of units to shares						8,121,101
Anti-dilutive securities excluded from dilutive earning per share calculation	2,301,603			2,683,822
Common Stock [Member]
Earnings Per Share [Line Items]
Conversion of units to shares						45,708,573